Receivables from Financial Services - Schedule of Receivables from Financial Services (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Receivables from financial services
Current receivables from financial services	₺ 1,886,381	₺ 2,319,122
Non-current receivables from financial services	75,717	123,136
Receivables from financial services	₺ 1,962,098	₺ 2,442,258